Deferred and current taxation (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Components of the deferred and current taxation
Current tax assets			€ 44.5
Current tax liabilities	€ 47.7	€ 48.1
Deferred tax assets	(42.3)	(14.0)	(53.6)
Deferred tax liabilities	266.5	272.4	353.5
Total tax liabilities (net)	271.9	306.5	255.4
Reconciliation of current tax
Liability/(asset) at beginning of year	48.1	(44.5)	31.6
Corporation tax (credit)/charge in year	(9.9)	5.5	44.4
Tax received/(paid)	9.5	87.1	(120.5)
Liability/(asset) at end of year	47.7	48.1	(44.5)
Reconciliation of deferred tax
Net liability at beginning of year	258.4	299.9	417.4
Temporary differences on derivatives hedging instruments	145.0	57.6	(94.7)
Temporary differences on property, plant and equipment, net operating losses and other non-derivative items	(179.2)	(99.1)	(22.8)
Net liability at end of year	224.2	258.4	299.9
Corporate tax
Components of the deferred and current taxation
Current tax assets			44.5
Current tax liabilities	47.7	48.1
Tax losses and temporary differences on property, plant and equipment
Components of the deferred and current taxation
Deferred tax assets	(42.3)	(14.0)	(53.6)
Temporary differences on property, plant and equipment, derivatives and pensions
Components of the deferred and current taxation
Deferred tax liabilities	€ 266.5	€ 272.4	€ 353.5